Share-Based Compensation and Equity - Performance Shares Activity (Details) - Performance Shares [Member] - $ / shares shares in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Performance Shares
Unvested, Shares, Beginning balance	[1]	1.1
Forfeited, Shares		(0.7)
Vested, Shares		0.1
Granted, Shares		0.5
Unvested, Shares, Ending balance	[1]	0.8	1.1
Unvested, Weighted-average grant-date fair value, Beginning balance	[1]	$ 37.38
Forfeited, Weighted-average grant-date fair value		34.72
Vested, Weighted-average grant-date fair value		35.55
Granted, Weighted-average grant-date fair value		32.50	$ 38.07	$ 29.15
Unvested, Weighted-average grant-date fair value, Ending balance	[1]	$ 34.06	$ 37.38

[1]	Non-vested performance shares are based on a maximum potential payout. Actual shares vested at the end of the performance period may be less than the maximum potential payout level depending on achievement of the performance objectives, as determined by the Board of Directors.